Available-for-Sale Debt Securities - Schedule of Available-for-Sale Debt Securities Held in the Trust Account (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Available-for-Sale Debt Securities Held in the Trust Account [Line Items]
Amortized Cost		$ 281,868,801	$ 281,868,801
US Government Debt Securities [Member]
Schedule of Available-for-Sale Debt Securities Held in the Trust Account [Line Items]
Amortized Cost	[1],[2]	281,868,801
Gross Unrealized Gains	[1],[2]	15,394
Gross Unrealized Losses	[1],[2]	0
Fair Value	[1],[2]	$ 281,884,195

[1]	Contractual maturities are one year or less.
[2]	No debt securities were in an unrealized loss position.